Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Lease Cost [Line Items]
Property, Plant and Equipment
As of March 31, 2023 and June 30, 2022, property and equipment, net consisted of the following:

	March 31, 2023	June 30, 2022
Land	$62,768	$62,768
Buildings	998,231	995,965
Equipment	334,555	323,741
Aircraft (a)	—	38,090
Furniture and fixtures	29,308	28,976
Leasehold improvements	105,877	105,877
Construction in progress	1,240	3,139

Total Property and equipment	$1,531,979	$1,558,556
Less: accumulated depreciation and amortization (a)	(894,335)	(862,477)

Property and equipment, net	$637,644	$696,079

(a)
On December 30, 2022, the Company completed the disposition of a corporate aircraft (see Note 3. Dispositions), which resulted in a reduction of gross assets of $
38,090
and related accumulated depreciation of $
13,689
.

MSGE SPINCO, INC [Member]
Lease Cost [Line Items]
Property, Plant and Equipment
As of June 30, 2022 and 2021, property and equipment, net consisted of the following assets:

	June 30,
	2022	2021
Land	$62,768	$62,768
Buildings	995,965	995,019
Equipment	323,741	311,848
Aircraft	38,090	38,090
Furniture and fixtures	28,976	28,718
Leasehold improvements	105,877	106,444
Construction in progress	3,139	3,211

	1,558,556	1,546,098
Less accumulated depreciation and amortization	(862,477)	(803,182)

	$696,079	$742,916